Business Segments, Concentration of Credit Risk and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Segments, Concentration of Credit Risk and Significant Customers [Abstract]
Schedule of Company Recognized Revenue	The Company recognized revenue from shipments of product, licensing of its technologies and performance of services to customers by geographical location as follows (in thousands):
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
United States	$3,359	$1,918	$7,868	$7,158
Taiwan	544	131	2,535	646
China	321	447	614	1,328
Japan	6	368	20	905
Rest of world	251	430	879	944
Total net revenue	$4,481	$3,294	$11,916	$10,981
The Company recognized revenue from shipments of product, licensing of its technologies and performance of services to customers by geographical location as follows (in thousands):
	Year Ended
	December 31,
	2022	2021
United States	$8,932	$1,968
Hong Kong	2,428	2,955
Taiwan	1,205	693
Rest of world	2,303	63
Total net revenue	$14,868	$5,679

Schedule of Breakdown of Product Revenue by Category	The following is a breakdown of product revenue by category (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
Product category	2023	2022	2023	2022
Memory ICs	$3,384	$1,748	$7,181	$5,528
mmWave ICs	576	533	2,614	1,699
mmWave antenna modules	302	779	1,586	3,139
mmWave other products	-	-	4	18
	$4,262	$3,060	$11,385	$10,384
The following is a breakdown of product revenue by category (in thousands):
(amounts in thousands)	Years Ended December 31,
Product category	2022	2021
Memory ICs	$7,722	$150
mmWave ICs	3,289	3,566
mmWave modules	3,170	1,101
mmWave other products	18	89
	$14,199	$4,906

Schedule of Customers of Total Net Revenue	Customers who accounted for at least 10% of total net revenue were:
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Customer A	45%	24%	29%	24%
Customer D	11%	*	20%	*
Customer B	*	*	*	24%
Customer C	*	14%	*	10%
Customer E	*	*	*	11%
*	Represents less than 10%
Customers who accounted for at least 10% of total net revenue were:
	Year Ended
	December 31,
	2022	2021
Customer A	26%	*
Customer B	21%	19%
Customer C	16%	48%
Customer D	11%	*
Customer E	*	11%

*	Represents less than 10%